Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-1220
1.9867773.104

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.7%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	126,292	$4,730,898
American Homes 4 Rent Class A	249,584	7,055,740
Apartment Investment & Management Co. Class A	135,401	4,319,292
AvalonBay Communities, Inc.	127,207	17,698,310
Camden Property Trust (SBI)	88,038	8,120,625
Equity Residential (SBI)	308,303	14,484,075
Essex Property Trust, Inc.	58,823	12,034,598
Front Yard Residential Corp. Class B	50,387	674,682
Independence Realty Trust, Inc.	89,301	1,085,007
Investors Real Estate Trust	11,940	804,875
Invitation Homes, Inc.	517,564	14,108,795
Mid-America Apartment Communities, Inc.	103,789	12,104,911
UDR, Inc.	265,294	8,287,785
		105,509,593
REITs - Diversified - 13.3%
Apple Hospitality (REIT), Inc.	189,931	1,880,317
Cousins Properties, Inc.	135,982	3,464,821
Digital Realty Trust, Inc.	244,692	35,309,056
Duke Realty Corp.	337,925	12,837,771
EPR Properties	67,552	1,610,440
Global Net Lease, Inc.	78,888	1,122,576
NexPoint Residential Trust, Inc.	21,463	951,240
PS Business Parks, Inc.	17,283	1,970,780
Store Capital Corp.	209,368	5,380,758
Vornado Realty Trust	141,761	4,356,316
Washington REIT (SBI)	65,416	1,143,472
WP Carey, Inc.	157,611	9,868,025
		79,895,572
REITs - Health Care - 10.0%
CareTrust (REIT), Inc.	90,473	1,547,088
Community Healthcare Trust, Inc.	22,665	1,049,390
Diversified Healthcare Trust (SBI)	218,035	631,211
Healthcare Realty Trust, Inc.	124,231	3,453,622
Healthcare Trust of America, Inc.	201,918	4,906,607
Healthpeak Properties, Inc.	491,705	13,261,284
LTC Properties, Inc.	35,508	1,172,119
Universal Health Realty Income Trust (SBI)	11,396	609,344
Ventas, Inc.	339,054	13,382,461
Welltower, Inc.	378,570	20,355,709
		60,368,835
REITs - Health Care Facilities - 1.4%
National Health Investors, Inc.	41,651	2,334,539
Omega Healthcare Investors, Inc.	205,609	5,923,595
		8,258,134
REITs - Hotels - 3.1%
Chatham Lodging Trust	42,098	309,420
DiamondRock Hospitality Co.	179,168	885,090
Hersha Hospitality Trust	36,246	177,605
Hospitality Properties Trust (SBI)	149,213	1,075,826
Host Hotels & Resorts, Inc.	637,748	6,683,599
Park Hotels & Resorts, Inc.	216,718	2,152,010
Pebblebrook Hotel Trust	117,246	1,404,607
RLJ Lodging Trust	151,569	1,239,834
Ryman Hospitality Properties, Inc.	50,231	2,001,705
Summit Hotel Properties, Inc.	93,406	493,184
Sunstone Hotel Investors, Inc.	188,565	1,399,152
Xenia Hotels & Resorts, Inc.	101,980	840,315
		18,662,347
REITs - Industrial Buildings - 0.7%
Stag Industrial, Inc.	142,499	4,434,569
REITs - Management/Investment - 1.7%
American Assets Trust, Inc.	43,832	917,404
Empire State Realty Trust, Inc.	121,801	655,289
Lexington Corporate Properties Trust	254,505	2,527,235
National Retail Properties, Inc.	157,161	5,030,724
Retail Properties America, Inc.	190,232	996,816
		10,127,468
REITs - Manufactured Homes - 3.5%
Equity Lifestyle Properties, Inc.	153,690	9,096,911
Sun Communities, Inc.	89,638	12,336,878
		21,433,789
REITs - Office Buildings - 0.1%
Government Properties Income Trust	37,981	699,230
REITs - Office Property - 10.4%
Alexandria Real Estate Equities, Inc.	107,779	16,330,674
Boston Properties, Inc.	128,447	9,300,847
Brandywine Realty Trust (SBI)	162,890	1,426,916
City Office REIT, Inc.	36,567	231,103
Columbia Property Trust, Inc.	94,866	1,003,682
Corporate Office Properties Trust (SBI)	104,965	2,354,365
Douglas Emmett, Inc.	149,592	3,530,371
Easterly Government Properties, Inc.	75,781	1,583,823
Equity Commonwealth	100,367	2,651,696
Franklin Street Properties Corp.	73,443	308,461
Highwoods Properties, Inc. (SBI)	97,178	2,892,989
Hudson Pacific Properties, Inc.	140,522	2,706,454
JBG SMITH Properties	96,771	2,259,603
Kilroy Realty Corp.	93,602	4,406,782
Mack-Cali Realty Corp.	78,704	864,957
Paramount Group, Inc.	145,438	840,632
Piedmont Office Realty Trust, Inc. Class A	107,998	1,233,337
SL Green Realty Corp.	66,290	2,837,875
VEREIT, Inc.	988,730	6,130,126
		62,894,693
REITs - Regional Malls - 3.4%
Simon Property Group, Inc.	277,983	17,460,112
Tanger Factory Outlet Centers, Inc. (a)	85,334	528,217
Taubman Centers, Inc.	56,753	1,896,685
The Macerich Co. (a)	96,819	673,860
		20,558,874
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	73,401	684,831
Brixmor Property Group, Inc.	270,649	2,966,313
Federal Realty Investment Trust (SBI)	62,143	4,274,196
Kimco Realty Corp.	389,227	3,993,469
Kite Realty Group Trust	75,816	785,454
Ramco-Gershenson Properties Trust (SBI)	64,031	313,112
Realty Income Corp.	313,507	18,139,515
Regency Centers Corp.	142,901	5,085,847
Retail Opportunity Investments Corp.	115,042	1,119,359
Seritage Growth Properties (a)(b)	34,773	442,660
SITE Centers Corp.	135,024	919,513
Urban Edge Properties	101,017	949,560
Washington Prime Group, Inc. (a)	166,410	97,433
Weingarten Realty Investors (SBI)	106,774	1,693,436
		41,464,698
REITs - Single Tenant - 1.7%
Agree Realty Corp.	51,161	3,175,563
Essential Properties Realty Trust, Inc.	95,048	1,570,193
Four Corners Property Trust, Inc.	68,718	1,741,314
Getty Realty Corp.	32,426	852,155
Spirit Realty Capital, Inc.	92,837	2,789,752
		10,128,977
REITs - Storage - 9.7%
CubeSmart	179,368	6,085,956
Extra Space Storage, Inc.	117,799	13,658,794
Life Storage, Inc.	43,684	4,986,529
National Storage Affiliates Trust	58,417	1,979,752
Public Storage	137,723	31,548,208
		58,259,239
REITs - Warehouse/Industrial - 16.3%
Americold Realty Trust	186,998	6,774,938
EastGroup Properties, Inc.	36,612	4,872,325
First Industrial Realty Trust, Inc.	117,651	4,683,686
Industrial Logistics Properties Trust	64,537	1,237,820
Monmouth Real Estate Investment Corp. Class A	90,885	1,258,757
Prologis (REIT), Inc.	671,251	66,588,099
QTS Realty Trust, Inc. Class A	56,855	3,497,151
Rexford Industrial Realty, Inc.	117,547	5,461,234
Terreno Realty Corp.	64,037	3,604,002
		97,978,012
TOTAL COMMON STOCKS
(Cost $625,638,994)		600,674,030

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.10% (c)	1,648,395	1,648,725
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,838,599	1,838,782
TOTAL MONEY MARKET FUNDS
(Cost $3,487,507)		3,487,507
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $629,126,501)		604,161,537
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(1,746,122)
NET ASSETS - 100%		$602,415,415

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Dec. 2020	$1,706,040	$77,822	$77,822

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $148,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$819
Fidelity Securities Lending Cash Central Fund	16,602
Total	$17,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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